Significant Credit Concentrations (Details 1) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Card Member loans and receivables exposure
On-balance sheet	$ 111	$ 108
Individuals [Member]
Card Member loans and receivables exposure
Unused lines-of-credit	265	253
U.S. [Member]
Card Member loans and receivables exposure
On-balance sheet	89	85
U.S. [Member] | Individuals [Member]
Card Member loans and receivables exposure
Unused lines-of-credit	219	208
Non-U.S. [Member]
Card Member loans and receivables exposure
On-balance sheet	22	23
Non-U.S. [Member] | Individuals [Member]
Card Member loans and receivables exposure
Unused lines-of-credit	$ 46	$ 45